UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund S E R V I C E C L A S S / E V V L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$86	0.82%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +10.26%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.86%. This performance was generated by investing approx. 3% of its assets in stocks with 97% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.91% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from small allocations into the International Large Cap Value stocks. There are 2 reasons for this low performance. One reason is the very small allocation into the large cap, international value stocks by this Fund. The second reason is due to Value style asset management taking a “back-seat” to Growth oriented management for this fiscal year. Likewise, the economic slowdown felt in several foreign countries impacted the overall performance of this sector.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 1

FNDE | Schwab Fundamental Intl Lg Cap ETF was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +21.56% for the fiscal year.

DFIVX | DFA International Value was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +20.98% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)[1]	10.26%	2.42%	2.69%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$23,063,161
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$64,224
Portfolio turnover rate as of the end of the reporting period	75%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	10.5%
Vanguard Core Bond Fund, Admiral Shares	8.9%
iShares Yield Optimized Bond ETF	7.0%
DFA Diversified Fixed Income Portfolio - Class Institutional	6.4%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.5%
VanEck IG Floating Rate ETF	5.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.8%
Allspring Core Plus Bond Fund - Class R6	4.0%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3.9%
iShares 7-10 Year Treasury Bond ETF	3.8%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 3

The E-Valuator Very Conservative (0%-15%) RMS Fund C L A S S R 4 / E V V C X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$126	1.20%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +9.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.86%. This performance was generated by investing approx. 3% of its assets in stocks with 97% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.91% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from small allocations into the International Large Cap Value stocks. There are 2 reasons for this low performance. One reason is the very small allocation into the large cap, international value stocks by this Fund. The second reason is due to Value style asset management taking a “back-seat” to Growth oriented management for this fiscal year. Likewise, the economic slowdown felt in several foreign countries impacted the overall performance of this sector.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

FNDE | Schwab Fundamental Intl Lg Cap ETF was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +21.56% for the fiscal year.

DFIVX | DFA International Value was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +20.98% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)[1]	9.99%	2.06%	2.40%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$23,063,161
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$64,224
Portfolio turnover rate as of the end of the reporting period	75%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	10.5%
Vanguard Core Bond Fund, Admiral Shares	8.9%
iShares Yield Optimized Bond ETF	7.0%
DFA Diversified Fixed Income Portfolio - Class Institutional	6.4%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.5%
VanEck IG Floating Rate ETF	5.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.8%
Allspring Core Plus Bond Fund - Class R6	4.0%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3.9%
iShares 7-10 Year Treasury Bond ETF	3.8%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 3

The E-Valuator Conservative (15%-30%) RMS Fund S E R V I C E C L A S S / E V C L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$78	0.73%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative (15%-30%) RMS Fund returned +13.41%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.85%. This performance was generated by investing approx. 19% of its assets in stocks with 81% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.92% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)[1]	13.41%	3.95%	4.14%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,624,467
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$194,120
Portfolio turnover rate as of the end of the reporting period	52%

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.5%
Nuveen Emerging Markets Debt Fund - Class R6	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.7%
Vanguard Core Bond Fund, Admiral Shares	4.8%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.2%
VanEck IG Floating Rate ETF	4.0%
DFA Short Duration Real Return Portfolio - Class Institutional	4.0%
Franklin Senior Loan ETF	3.7%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.7%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 3

The E-Valuator Conservative (15%-30%) RMS Fund C L A S S R 4 / E V F C X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$119	1.12%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative (15%-30%) RMS Fund returned +12.90%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.85%. This performance was generated by investing approx. 19% of its assets in stocks with 81% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.92% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)[1]	12.90%	3.53%	3.79%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,624,467
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$194,120
Portfolio turnover rate as of the end of the reporting period	52%

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.5%
Nuveen Emerging Markets Debt Fund - Class R6	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.7%
Vanguard Core Bond Fund, Admiral Shares	4.8%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.2%
VanEck IG Floating Rate ETF	4.0%
DFA Short Duration Real Return Portfolio - Class Institutional	4.0%
Franklin Senior Loan ETF	3.7%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.7%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 3

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund S E R V I C E C L A S S / E V T T X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$88	0.81%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +16.20%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +7.06%. This performance was generated by investing approx. 35% of its assets in stocks with 65% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.86% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.81% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)[1]	16.20%	5.24%	4.46%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$30,863,568
Total number of portfolio holdings	65
Total advisory fee paid/(reimbursed)	$107,228
Portfolio turnover rate as of the end of the reporting period	66%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.0%
Dodge & Cox Global Bond Fund - Class I	6.0%
Vanguard Core Bond Fund, Admiral Shares	4.5%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.0%
VanEck IG Floating Rate ETF	3.5%
iShares Yield Optimized Bond ETF	3.5%
SPDR Portfolio Short Term Corporate Bond ETF	3.3%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.0%
Franklin Senior Loan ETF	3.0%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 3

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund C L A S S R 4 / E V F T X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$129	1.20%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +15.80%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +7.06%. This performance was generated by investing approx. 35% of its assets in stocks with 65% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.86% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.81% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)[1]	15.80%	4.96%	4.15%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$30,863,568
Total number of portfolio holdings	65
Total advisory fee paid/(reimbursed)	$107,228
Portfolio turnover rate as of the end of the reporting period	66%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.0%
Dodge & Cox Global Bond Fund - Class I	6.0%
Vanguard Core Bond Fund, Admiral Shares	4.5%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.0%
VanEck IG Floating Rate ETF	3.5%
iShares Yield Optimized Bond ETF	3.5%
SPDR Portfolio Short Term Corporate Bond ETF	3.3%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.0%
Franklin Senior Loan ETF	3.0%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 3

The E-Valuator Moderate (50%-70%) RMS Fund S E R V I C E C L A S S / E V M L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$67	0.61%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Moderate (50%-70%) RMS Fund returned +20.09%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.86%. This performance was generated by investing approx. 55% of its assets in stocks with 45% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category. The primary reason this category generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of the US stock markets. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.03% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)[1]	20.09%	7.00%	6.44%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,332,203
Total number of portfolio holdings	66
Total advisory fee paid/(reimbursed)	$572,441
Portfolio turnover rate as of the end of the reporting period	54%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	4.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
VanEck IG Floating Rate ETF	2.7%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2.7%
iShares 7-10 Year Treasury Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%
New Perspective Fund - Class R-6	2.5%
Vanguard Core Bond Fund, Admiral Shares	2.5%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 3

The E-Valuator Moderate (50%-70%) RMS Fund C L A S S R 4 / E V F M X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$111	1.01%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Moderate (50%-70%) RMS Fund returned +19.63%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.86%. This performance was generated by investing approx. 55% of its assets in stocks with 45% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category. The primary reason this category generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of the US stock markets. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.03% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)[1]	19.63%	6.61%	6.09%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,332,203
Total number of portfolio holdings	66
Total advisory fee paid/(reimbursed)	$572,441
Portfolio turnover rate as of the end of the reporting period	54%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	4.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
VanEck IG Floating Rate ETF	2.7%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2.7%
iShares 7-10 Year Treasury Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%
New Perspective Fund - Class R-6	2.5%
Vanguard Core Bond Fund, Admiral Shares	2.5%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 3

The E-Valuator Growth (70%-85%) RMS Fund S E R V I C E C L A S S / E V G L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$65	0.58%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Growth (70%-85%) RMS Fund returned +23.57%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.48%. This performance was generated by investing approx. 74% of its assets in stocks with 26% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.05% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)[1]	23.57%	8.93%	7.75%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$269,925,043
Total number of portfolio holdings	64
Total advisory fee paid/(reimbursed)	$991,355
Portfolio turnover rate as of the end of the reporting period	55%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.7%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.5%
Vanguard U.S. Quality Factor ETF	2.5%
New Perspective Fund - Class R-6	2.5%
DFA U.S. Large Co. Portfolio - Class Institutional	2.4%
DFA U.S. Core Equity 1 Portfolio - Class Institutional	2.4%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.3%
Invesco S&P Midcap 400 Revenue ETF	2.2%
Schwab Fundamental U.S. Large Co. ETF	2.2%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 3

The E-Valuator Growth (70%-85%) RMS Fund C L A S S R 4 / E V G R X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$109	0.98%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Growth (70%-85%) RMS Fund returned +23.10%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.48%. This performance was generated by investing approx. 74% of its assets in stocks with 26% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.05% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)[1]	23.10%	8.56%	7.40%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$269,925,043
Total number of portfolio holdings	64
Total advisory fee paid/(reimbursed)	$991,355
Portfolio turnover rate as of the end of the reporting period	55%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.7%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.5%
Vanguard U.S. Quality Factor ETF	2.5%
New Perspective Fund - Class R-6	2.5%
DFA U.S. Large Co. Portfolio - Class Institutional	2.4%
DFA U.S. Core Equity 1 Portfolio - Class Institutional	2.4%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.3%
Invesco S&P Midcap 400 Revenue ETF	2.2%
Schwab Fundamental U.S. Large Co. ETF	2.2%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 3

The E-Valuator Aggressive Growth (85%-99%)RMS Fund S E R V I C E C L A S S / E V A G X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$67	0.59%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +26.00%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.58%. This performance was generated by investing approx. 89% of its assets in stocks with 11% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.60% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.28%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +1.37% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.45%) while it posted a return of +44.04% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.07% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)[1]	26.00%	9.99%	8.28%
S&P 500	36.35%	15.98%	13.38%

[1]	Performancehistory. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$195,674,294
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$681,420
Portfolio turnover rate as of the end of the reporting period	56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.0%
New Perspective Fund - Class R-6	3.7%
Vanguard U.S. Quality Factor ETF	3.5%
Invesco S&P Midcap 400 Revenue ETF	3.3%
Vanguard Strategic Equity Fund - Class Investor	3.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.7%
Vanguard Consumer Staples ETF	2.8%
Fidelity MSCI Consumer Staples Index ETF	2.7%
Fidelity High Dividend ETF	2.7%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 3

The E-Valuator Aggressive Growth (85%-99%)RMS Fund C L A S S R 4 / E V F G X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$110	0.98%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +25.40%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.58%. This performance was generated by investing approx. 89% of its assets in stocks with 11% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.60% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.28%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +1.37% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.45%) while it posted a return of +44.04% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.07% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)[1]	25.40%	9.57%	7.90%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$195,674,294
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$681,420
Portfolio turnover rate as of the end of the reporting period	56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.0%
New Perspective Fund - Class R-6	3.7%
Vanguard U.S. Quality Factor ETF	3.5%
Invesco S&P Midcap 400 Revenue ETF	3.3%
Vanguard Strategic Equity Fund - Class Investor	3.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.7%
Vanguard Consumer Staples ETF	2.8%
Fidelity MSCI Consumer Staples Index ETF	2.7%
Fidelity High Dividend ETF	2.7%

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the reporting period.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 3

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Code of Ethics for the Principal Executive and Principal Financial officer is incorporated as an Exhibit.

(b)	Not Used.

(c)	As of the end of the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	See attached Exhibit (a).

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees of the Registrant has determined that Gerald Dillenburg, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Dillenburg is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

1

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

Registrant
FY 2023	$78,750
FY 2024	$78,750

(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Registrant
FY 2023	$-
FY 2024	$-
Nature of the fees:	N/A

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

Registrant
FY 2023	$18,900
FY 2024	$18,900
Nature of the fees:	Tax Services

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

2

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2022	$-
FY 2023	$-

(h) The Registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

3

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements

4

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 45.3%
	AGGREGATE BOND — 10.4%
70,495	iShares Yield Optimized Bond ETF	$1,615,745
15,760	PGIM Ultra Short Bond ETF	784,533
		2,400,278
	BROAD BASED — 0.1%
610	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	11,841

	BROAD MARKET — 0.2%
264	Schwab Fundamental U.S. Broad Market ETF	18,578
79	Vanguard U.S. Momentum Factor ETF	12,715
106	Vanguard U.S. Quality Factor ETF	15,145
		46,438
	CONSUMER STAPLES — 0.4%
977	Fidelity MSCI Consumer Staples Index ETF	49,876
228	Vanguard Consumer Staples ETF	49,813
		99,689
	CORPORATE — 21.5%
30,947	Franklin Senior Loan ETF	751,084
9,614	iShares High Yield Systematic Bond ETF	462,049
9,926	iShares Investment Grade Systematic Bond ETF	461,261
41,302	Principal Active High Yield ETF	806,628
15,390	SPDR Portfolio Intermediate Term Corporate Bond ETF	518,797
26,676	SPDR Portfolio Short Term Corporate Bond ETF	807,749
45,321	VanEck IG Floating Rate ETF	1,154,326
		4,961,894
	EMERGING MARKETS — 0.0%
303	Schwab Fundamental Emerging Markets Equity ETF	9,778

	GOVERNMENT — 7.6%
7,993	iShares 10-20 Year Treasury Bond ETF	873,875
8,924	iShares 7-10 Year Treasury Bond ETF	875,623
		1,749,498
	INTERNATIONAL — 0.2%
171	Invesco S&P International Developed Momentum ETF	7,196
164	iShares Currency Hedged MSCI EAFE Small-Cap ETF	5,358
543	NYLI FTSE International Equity Currency Neutral ETF	15,008
407	Schwab Fundamental International Equity ETF	15,210
193	Vanguard FTSE Developed Markets ETF	10,192
		52,964
	LARGE-CAP — 0.5%
528	Fidelity High Dividend ETF	26,743

5

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
15	Invesco QQQ Trust Series 1	$7,321
234	Schwab Fundamental U.S. Large Co. ETF	16,792
148	Schwab U.S. Large-Cap Growth ETF	15,419
66	Vanguard Mega Cap ETF	13,638
168	Vanguard Value ETF	29,328
		109,241
	LONG TERM CORPORATE BOND — 3.9%
19,986	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	910,762

	MID-CAP — 0.2%
307	Fidelity Small-Mid Multifactor	12,710
196	Invesco S&P Midcap 400 Revenue ETF	22,799
56	VictoryShares U.S. Small Mid Cap Value Momentum ETF	4,764
		40,273
	PRECIOUS METALS — 0.2%
685	abrdn Physical Silver Shares ETF*	20,378
304	iShares Gold Trust*	15,109
		35,487
	SMALL-CAP — 0.1%
238	JPMorgan Small & Mid Cap Enhanced Equity ETF	14,509
75	SPDR S&P 600 Small Cap Growth ETF	6,983
		21,492
	Total Exchange-Traded Funds
	(Cost $10,147,024)	10,449,635

	MUTUAL FUNDS — 49.7%
	AGGREGATE BOND — 19.3%
79,658	Allspring Core Plus Bond Fund - Class R6	920,842
159,528	DFA Diversified Fixed Income Portfolio - Class Institutional	1,491,591
111,083	Vanguard Core Bond Fund, Admiral Shares	2,050,600
		4,463,033
	BLEND BROAD MARKET — 0.1%
113	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,842
746	DFA U.S. Vector Equity Portfolio - Class Institutional	20,253
		25,095
	BLEND LARGE CAP — 0.1%
466	DFA U.S. Large Co. Portfolio - Class Institutional	17,799
157	Schwab S&P 500 Index Fund	13,977
		31,776

6

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND MID CAP — 0.1%
435	Vanguard Strategic Equity Fund - Class Investor	$17,410

	EMERGING MARKET STOCK — 0.0%
120	New World Fund, Inc. - Class F-3	10,312

	EMERGING MARKETS BOND — 10.3%
124,973	Nuveen Emerging Markets Debt Fund - Class R6	1,101,014
52,779	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,270,392
		2,371,406
	FOREIGN AGGREGATE BOND — 12.5%
42,903	DFA Short Duration Real Return Portfolio - Class Institutional	461,641
214,452	Dodge & Cox Global Bond Fund - Class I	2,416,869
		2,878,510
	FOREIGN BLEND — 0.1%
577	Dimensional Global Equity Portfolio - Class Institutional	20,363

	FOREIGN VALUE — 0.2%
689	DFA International Value Portfolio - Class Institutional	15,226
1,198	Dodge & Cox Global Stock Fund - Class I	20,270
		35,496
	GENERAL CORPORATE BOND — 3.2%
79,383	T Rowe Price Institutional Floating Rate Fund - Class Instutional	750,167

	GROWTH BROAD MARKET — 0.1%
345	New Perspective Fund - Class R-6	22,811

	GROWTH LARGE CAP — 0.1%
236	Nuveen Large Cap Growth Index Fund - Class R6	15,235

	HIGH YIELD BOND — 3.5%
81,686	American High-Income Trust - Class F-3	807,872

	VALUE MID CAP — 0.1%
421	DFA U.S. Targeted Value Portfolio - Class Institutional	14,395
	Total Mutual Funds
	(Cost $10,983,652)	11,463,881

	MONEY MARKET FUNDS — 4.1%
953,300	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	953,300
	Money Market Funds
	(Cost $953,300)	953,300

7

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value

	TOTAL INVESTMENTS — 99.1%
	(Cost $22,083,976)	$22,866,816
	Other Assets in Excess of Liabilities — 0.9%	196,345
	TOTAL NET ASSETS — 100.0%	$23,063,161

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

8

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.4%
	AGGREGATE BOND — 3.5%
77,439	iShares Yield Optimized Bond ETF	$1,774,902

	BROAD BASED — 0.2%
3,953	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	76,735

	BROAD MARKET — 1.6%
4,693	Schwab Fundamental U.S. Broad Market ETF	330,246
1,265	Vanguard U.S. Momentum Factor ETF	203,602
2,061	Vanguard U.S. Quality Factor ETF	294,476
		828,324
	CONSUMER STAPLES — 2.4%
11,873	Fidelity MSCI Consumer Staples Index ETF	606,117
2,759	Vanguard Consumer Staples ETF	602,786
		1,208,903
	CORPORATE — 20.6%
78,046	Franklin Senior Loan ETF	1,894,176
27,446	iShares High Yield Systematic Bond ETF	1,319,055
13,614	iShares Investment Grade Systematic Bond ETF	632,643
77,609	Principal Active High Yield ETF	1,515,704
18,763	SPDR Portfolio Intermediate Term Corporate Bond ETF	632,501
79,398	SPDR Portfolio Short Term Corporate Bond ETF	2,404,171
79,577	VanEck IG Floating Rate ETF	2,026,826
		10,425,076
	EMERGING MARKETS — 0.6%
4,668	Schwab Fundamental Emerging Markets Equity ETF	150,636
3,485	SPDR S&P Emerging Markets Dividend ETF	131,280
		281,916
	GLOBAL — 0.4%
1,466	SPDR Global Dow ETF	202,103

	GOVERNMENT — 6.5%
14,990	iShares 10-20 Year Treasury Bond ETF	1,638,857
16,703	iShares 7-10 Year Treasury Bond ETF	1,638,898
		3,277,755
	INTERNATIONAL — 1.0%
3,091	Invesco S&P International Developed Momentum ETF	130,069
1,697	iShares Currency Hedged MSCI EAFE Small-Cap ETF	55,444
3,688	NYLI FTSE International Equity Currency Neutral ETF	101,936
2,800	Schwab Fundamental International Equity ETF	104,636

9

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,392	Vanguard FTSE Developed Markets ETF	$126,322
		518,407
	LARGE-CAP — 3.1%
6,128	Fidelity High Dividend ETF	310,383
443	Invesco QQQ Trust Series 1	216,215
3,541	Schwab Fundamental U.S. Large Co. ETF	254,102
2,480	Schwab U.S. Large-Cap Growth ETF	258,367
1,131	Vanguard Mega Cap ETF	233,710
1,744	Vanguard Value ETF	304,450
		1,577,227
	LONG TERM CORPORATE BOND — 3.2%
36,042	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,642,434

	MID-CAP — 1.6%
5,554	Fidelity Small-Mid Multifactor	229,935
2,069	Invesco S&P Midcap 400 Revenue ETF	240,666
1,688	Invesco S&P MidCap Momentum ETF	203,117
1,481	VictoryShares U.S. Small Mid Cap Value Momentum ETF	126,006
		799,724
	PRECIOUS METALS — 0.5%
4,307	abrdn Physical Silver Shares ETF*	128,133
2,030	iShares Gold Trust*	100,891
		229,024
	SMALL-CAP — 1.1%
2,375	Invesco S&P SmallCap Momentum ETF	157,201
3,763	JPMorgan Small & Mid Cap Enhanced Equity ETF	229,393
1,874	SPDR S&P 600 Small Cap Growth ETF	174,488
		561,082
	THEMATIC — 0.1%
1,442	Global X U.S. Infrastructure Development ETF	59,353
	Total Exchange-Traded Funds
	(Cost $22,022,705)	23,462,965

	MUTUAL FUNDS — 47.6%
	AGGREGATE BOND — 11.3%
101,621	Allspring Core Plus Bond Fund - Class R6	1,174,741
227,253	DFA Diversified Fixed Income Portfolio - Class Institutional	2,124,814
129,972	Vanguard Core Bond Fund, Admiral Shares	2,399,289
		5,698,844
	BLEND BROAD MARKET — 1.0%
5,974	DFA U.S. Core Equity 1 Portfolio - Class Institutional	255,586

10

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET (Continued)
9,396	DFA U.S. Vector Equity Portfolio - Class Institutional	$255,089
		510,675
	BLEND LARGE CAP — 1.0%
6,022	DFA U.S. Large Co. Portfolio - Class Institutional	230,148
2,888	Schwab S&P 500 Index Fund	257,644
		487,792
	BLEND MID CAP — 0.6%
7,659	Vanguard Strategic Equity Fund - Class Investor	306,730

	EMERGING MARKET STOCK — 0.2%
1,232	New World Fund, Inc. - Class F-3	105,698

	EMERGING MARKETS BOND — 11.5%
288,281	Nuveen Emerging Markets Debt Fund - Class R6	2,539,754
136,844	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,293,845
		5,833,599
	FOREIGN AGGREGATE BOND — 11.7%
188,282	DFA Short Duration Real Return Portfolio - Class Institutional	2,025,914
346,982	Dodge & Cox Global Bond Fund - Class I	3,910,490
		5,936,404
	FOREIGN BLEND — 1.0%
3,633	DFA International Small Co. Portfolio - Class Institutional	77,299
11,625	Dimensional Global Equity Portfolio - Class Institutional	410,587
		487,886
	FOREIGN VALUE — 0.9%
2,666	American Beacon EAM International Small Cap Fund - Class R5	49,610
2,236	DFA International Small Cap Value Portfolio - Class Institutional	53,576
4,615	DFA International Value Portfolio - Class Institutional	101,987
14,859	Dodge & Cox Global Stock Fund - Class I	251,410
		456,583
	GENERAL CORPORATE BOND — 3.7%
199,514	T Rowe Price Institutional Floating Rate Fund - Class Instutional	1,885,405

	GROWTH BROAD MARKET — 0.7%
5,350	New Perspective Fund - Class R-6	353,605

	GROWTH LARGE CAP — 0.6%
4,745	Nuveen Large Cap Growth Index Fund - Class R6	306,227

11

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 3.0%
153,333	American High-Income Trust - Class F-3	$1,516,459

	VALUE MID CAP — 0.4%
6,715	DFA U.S. Targeted Value Portfolio - Class Institutional	229,394
	Total Mutual Funds
	(Cost $22,580,309)	24,115,301

	MONEY MARKET FUNDS — 5.8%
2,530,038	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	2,530,038
391,256	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.77%[1]	391,256
	Money Market Funds
	(Cost $2,921,294)	2,921,294

	TOTAL INVESTMENTS — 99.8%
	(Cost $47,524,308)	50,499,560
	Other Assets in Excess of Liabilities — 0.2%	124,907
	TOTAL NET ASSETS — 100.0%	$50,624,467

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

12

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 49.1%
	AGGREGATE BOND — 3.5%
47,077	iShares Yield Optimized Bond ETF	$1,079,005

	BROAD BASED — 0.2%
3,658	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	71,009

	BROAD MARKET — 3.4%
6,158	Schwab Fundamental U.S. Broad Market ETF	433,338
1,450	Vanguard U.S. Momentum Factor ETF	233,378
2,608	Vanguard U.S. Quality Factor ETF	372,631
		1,039,347
	CONSUMER STAPLES — 2.6%
7,837	Fidelity MSCI Consumer Staples Index ETF	400,079
1,832	Vanguard Consumer Staples ETF	400,255
		800,334
	CORPORATE — 15.3%
38,155	Franklin Senior Loan ETF	926,022
12,841	iShares High Yield Systematic Bond ETF	617,138
5,046	iShares Investment Grade Systematic Bond ETF	234,487
31,522	Principal Active High Yield ETF	615,625
6,907	SPDR Portfolio Intermediate Term Corporate Bond ETF	232,835
33,593	SPDR Portfolio Short Term Corporate Bond ETF	1,017,196
42,372	VanEck IG Floating Rate ETF	1,079,215
		4,722,518
	EMERGING MARKETS — 0.9%
4,267	Schwab Fundamental Emerging Markets Equity ETF	137,696
3,680	SPDR S&P Emerging Markets Dividend ETF	138,626
		276,322
	GLOBAL — 0.7%
1,675	SPDR Global Dow ETF	230,916

	GOVERNMENT — 5.2%
7,304	iShares 10-20 Year Treasury Bond ETF	798,546
8,156	iShares 7-10 Year Treasury Bond ETF	800,267
		1,598,813
	INTERNATIONAL — 1.8%
3,346	Invesco S&P International Developed Momentum ETF	140,800
1,509	iShares Currency Hedged MSCI EAFE Small-Cap ETF	49,302
4,800	NYLI FTSE International Equity Currency Neutral ETF	132,672
2,651	Schwab Fundamental International Equity ETF	99,068

13

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,565	Vanguard FTSE Developed Markets ETF	$135,457
		557,299
	LARGE-CAP — 6.4%
8,581	Fidelity High Dividend ETF	434,628
474	Invesco QQQ Trust Series 1	231,345
5,397	Schwab Fundamental U.S. Large Co. ETF	387,289
2,225	Schwab U.S. Large-Cap Growth ETF	231,800
1,574	Vanguard Mega Cap ETF	325,251
2,133	Vanguard Value ETF	372,358
		1,982,671
	LONG TERM CORPORATE BOND — 2.6%
17,570	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	800,665

	MID-CAP — 3.6%
7,114	Fidelity Small-Mid Multifactor	294,520
2,664	Invesco S&P Midcap 400 Revenue ETF	309,876
1,939	Invesco S&P MidCap Momentum ETF	233,320
3,125	VictoryShares U.S. Small Mid Cap Value Momentum ETF	265,880
		1,103,596
	PRECIOUS METALS — 0.7%
4,135	abrdn Physical Silver Shares ETF*	123,016
1,794	iShares Gold Trust*	89,162
		212,178
	SMALL-CAP — 2.0%
2,350	Invesco S&P SmallCap Momentum ETF	155,546
4,911	JPMorgan Small & Mid Cap Enhanced Equity ETF	299,375
1,715	SPDR S&P 600 Small Cap Growth ETF	159,684
		614,605
	THEMATIC — 0.2%
1,627	Global X U.S. Infrastructure Development ETF	66,967
	Total Exchange-Traded Funds
	(Cost $13,920,913)	15,156,245

	MUTUAL FUNDS — 46.7%
	AGGREGATE BOND — 10.5%
53,196	Allspring Core Plus Bond Fund - Class R6	614,946
133,166	DFA Diversified Fixed Income Portfolio - Class Institutional	1,245,104
75,016	Vanguard Core Bond Fund, Admiral Shares	1,384,796
		3,244,846
	BLEND BROAD MARKET — 2.0%
7,256	DFA U.S. Core Equity 1 Portfolio - Class Institutional	310,400

14

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET (Continued)
11,090	DFA U.S. Vector Equity Portfolio - Class Institutional	$301,084
		611,484
	BLEND LARGE CAP — 2.1%
8,127	DFA U.S. Large Co. Portfolio - Class Institutional	310,599
3,714	Schwab S&P 500 Index Fund	331,339
		641,938
	BLEND MID CAP — 1.2%
9,263	Vanguard Strategic Equity Fund - Class Investor	370,990

	EMERGING MARKET STOCK — 0.4%
1,306	New World Fund, Inc. - Class F-3	112,076

	EMERGING MARKETS BOND — 10.0%
140,672	Nuveen Emerging Markets Debt Fund - Class R6	1,239,322
76,901	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,851,016
		3,090,338
	FOREIGN AGGREGATE BOND — 8.5%
71,629	DFA Short Duration Real Return Portfolio - Class Institutional	770,723
163,871	Dodge & Cox Global Bond Fund - Class I	1,846,828
		2,617,551
	FOREIGN BLEND — 2.5%
3,070	DFA International Small Co. Portfolio - Class Institutional	65,336
19,762	Dimensional Global Equity Portfolio - Class Institutional	697,979
		763,315
	FOREIGN VALUE — 1.8%
5,101	American Beacon EAM International Small Cap Fund - Class R5	94,930
1,998	DFA International Small Cap Value Portfolio - Class Institutional	47,875
4,693	DFA International Value Portfolio - Class Institutional	103,705
18,106	Dodge & Cox Global Stock Fund - Class I	306,356
		552,866
	GENERAL CORPORATE BOND — 3.0%
98,512	T Rowe Price Institutional Floating Rate Fund - Class Instutional	930,943

	GROWTH BROAD MARKET — 1.7%
8,149	New Perspective Fund - Class R-6	538,660

	GROWTH LARGE CAP — 1.0%
4,801	Nuveen Large Cap Growth Index Fund - Class R6	309,831

15

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 2.0%
62,701	American High-Income Trust - Class F-3	$620,115
	Total Mutual Funds
	(Cost $13,292,587)	14,404,953

	MONEY MARKET FUNDS — 3.6%
1,105,301	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	1,105,301

	Money Market Funds
	(Cost $1,105,301)	1,105,301

	TOTAL INVESTMENTS — 99.4%
	(Cost $28,318,801)	30,666,499
	Other Assets in Excess of Liabilities — 0.6%	197,069
	TOTAL NET ASSETS — 100.0%	$30,863,568

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

16

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 54.6%
	AGGREGATE BOND — 1.0%
66,366	iShares Yield Optimized Bond ETF	$1,521,109

	BROAD BASED — 0.5%
36,086	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	700,498

	BROAD MARKET — 5.1%
32,553	Schwab Fundamental U.S. Broad Market ETF	2,290,755
14,050	Vanguard U.S. Momentum Factor ETF	2,261,347
22,578	Vanguard U.S. Quality Factor ETF	3,225,945
		7,778,047
	CONSUMER STAPLES — 2.8%
41,642	Fidelity MSCI Consumer Staples Index ETF	2,125,824
9,726	Vanguard Consumer Staples ETF	2,124,937
		4,250,761
	CORPORATE — 11.4%
125,504	Franklin Senior Loan ETF	3,045,982
39,600	iShares High Yield Systematic Bond ETF	1,903,176
24,529	iShares Investment Grade Systematic Bond ETF	1,139,863
134,535	Principal Active High Yield ETF	2,627,469
22,682	SPDR Portfolio Intermediate Term Corporate Bond ETF	764,610
125,566	SPDR Portfolio Short Term Corporate Bond ETF	3,802,138
162,474	VanEck IG Floating Rate ETF	4,138,213
		17,421,451
	EMERGING MARKETS — 1.5%
35,086	Schwab Fundamental Emerging Markets Equity ETF	1,132,225
30,261	SPDR S&P Emerging Markets Dividend ETF	1,139,932
		2,272,157
	GLOBAL — 1.4%
14,878	SPDR Global Dow ETF	2,051,081

	GOVERNMENT — 5.3%
36,732	iShares 10-20 Year Treasury Bond ETF	4,015,909
41,015	iShares 7-10 Year Treasury Bond ETF	4,024,392
		8,040,301
	INTERNATIONAL — 2.6%
25,322	Invesco S&P International Developed Momentum ETF	1,065,550
13,989	iShares Currency Hedged MSCI EAFE Small-Cap ETF	457,047
30,246	NYLI FTSE International Equity Currency Neutral ETF	835,999
18,305	Schwab Fundamental International Equity ETF	684,058

17

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
15,821	Vanguard FTSE Developed Markets ETF	$835,507
		3,878,161
	LARGE-CAP — 9.6%
48,385	Fidelity High Dividend ETF	2,450,700
4,054	Invesco QQQ Trust Series 1	1,978,636
31,956	Schwab Fundamental U.S. Large Co. ETF	2,293,163
21,958	Schwab U.S. Large-Cap Growth ETF	2,287,584
14,050	Vanguard Mega Cap ETF	2,903,292
15,376	Vanguard Value ETF	2,684,188
		14,597,563
	LONG TERM CORPORATE BOND — 2.7%
90,026	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	4,102,485

	MID-CAP — 5.7%
48,031	Fidelity Small-Mid Multifactor	1,988,483
26,287	Invesco S&P Midcap 400 Revenue ETF	3,057,704
18,626	Invesco S&P MidCap Momentum ETF	2,241,267
16,140	VictoryShares U.S. Small Mid Cap Value Momentum ETF	1,373,217
		8,660,671
	PRECIOUS METALS — 1.5%
45,908	abrdn Physical Silver Shares ETF*	1,365,763
19,835	iShares Gold Trust*	985,799
		2,351,562
	SMALL-CAP — 3.1%
17,444	Invesco S&P SmallCap Momentum ETF	1,154,618
40,462	JPMorgan Small & Mid Cap Enhanced Equity ETF	2,466,564
12,309	SPDR S&P 600 Small Cap Growth ETF	1,146,091
		4,767,273
	THEMATIC — 0.4%
16,400	Global X U.S. Infrastructure Development ETF	675,024
	Total Exchange-Traded Funds
	(Cost $73,955,577)	83,068,144

	MUTUAL FUNDS — 41.9%
	AGGREGATE BOND — 5.6%
108,930	Allspring Core Plus Bond Fund - Class R6	1,259,230
364,099	DFA Diversified Fixed Income Portfolio - Class Institutional	3,404,323
204,884	Vanguard Core Bond Fund, Admiral Shares	3,782,167
		8,445,720
	BLEND BROAD MARKET — 3.0%
42,951	DFA U.S. Core Equity 1 Portfolio - Class Institutional	1,837,461

18

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET (Continued)
98,374	DFA U.S. Vector Equity Portfolio - Class Institutional	$2,670,850
		4,508,311
	BLEND LARGE CAP — 3.1%
48,106	DFA U.S. Large Co. Portfolio - Class Institutional	1,838,601
32,537	Schwab S&P 500 Index Fund	2,902,611
		4,741,212
	BLEND MID CAP — 2.1%
80,743	Vanguard Strategic Equity Fund - Class Investor	3,233,743

	EMERGING MARKET STOCK — 0.7%
12,357	New World Fund, Inc. - Class F-3	1,060,266

	EMERGING MARKETS BOND — 6.2%
391,931	Nuveen Emerging Markets Debt Fund - Class R6	3,452,911
251,729	Vanguard Emerging Markets Bond Fund, Admiral Shares	6,059,107
		9,512,018
	FOREIGN AGGREGATE BOND — 6.0%
282,733	DFA Short Duration Real Return Portfolio - Class Institutional	3,042,212
538,432	Dodge & Cox Global Bond Fund - Class I	6,068,132
		9,110,344
	FOREIGN BLEND — 3.9%
28,551	DFA International Small Co. Portfolio - Class Institutional	607,573
151,036	Dimensional Global Equity Portfolio - Class Institutional	5,334,586
		5,942,159
	FOREIGN VALUE — 2.8%
32,341	American Beacon EAM International Small Cap Fund - Class R5	601,872
32,052	DFA International Small Cap Value Portfolio - Class Institutional	767,976
31,376	DFA International Value Portfolio - Class Institutional	693,407
134,029	Dodge & Cox Global Stock Fund - Class I	2,267,774
		4,331,029
	GENERAL CORPORATE BOND — 1.5%
241,445	T Rowe Price Institutional Floating Rate Fund - Class Instutional	2,281,659

	GROWTH BROAD MARKET — 2.5%
57,388	New Perspective Fund - Class R-6	3,793,363

	GROWTH LARGE CAP — 1.5%
35,530	Nuveen Large Cap Growth Index Fund - Class R6	2,292,774

19

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 1.7%
261,464	American High-Income Trust - Class F-3	$2,585,880

	VALUE MID CAP — 1.3%
59,165	DFA U.S. Targeted Value Portfolio - Class Institutional	2,021,080
	Total Mutual Funds
	(Cost $56,636,823)	63,859,558

	MONEY MARKET FUNDS — 3.0%
4,587,400	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	4,587,400
	Money Market Funds
	(Cost $4,587,400)	4,587,400
	TOTAL INVESTMENTS — 99.5%
	(Cost $135,179,800)	151,515,102
	Other Assets in Excess of Liabilities — 0.5%	817,101
	TOTAL NET ASSETS — 100.0%	$152,332,203

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

20

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.0%
	AGGREGATE BOND — 1.4%
164,423	iShares Yield Optimized Bond ETF	$3,768,575

	BROAD BASED — 0.8%
105,508	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	2,048,111

	BROAD MARKET — 6.4%
82,572	Schwab Fundamental U.S. Broad Market ETF	5,810,591
29,545	Vanguard U.S. Momentum Factor ETF	4,755,268
47,116	Vanguard U.S. Quality Factor ETF	6,731,934
		17,297,793
	CONSUMER STAPLES — 3.6%
94,746	Fidelity MSCI Consumer Staples Index ETF	4,836,783
22,115	Vanguard Consumer Staples ETF	4,831,685
		9,668,468
	CORPORATE — 5.1%
111,231	Franklin Senior Loan ETF	2,699,576
19,622	iShares High Yield Systematic Bond ETF	943,033
20,257	iShares Investment Grade Systematic Bond ETF	941,343
151,382	Principal Active High Yield ETF	2,956,491
27,920	SPDR Portfolio Intermediate Term Corporate Bond ETF	941,183
211,415	VanEck IG Floating Rate ETF	5,384,740
		13,866,366
	EMERGING MARKETS — 2.4%
99,345	Schwab Fundamental Emerging Markets Equity ETF	3,205,863
85,682	SPDR S&P Emerging Markets Dividend ETF	3,227,641
		6,433,504
	GLOBAL — 1.6%
32,180	SPDR Global Dow ETF	4,436,335

	GOVERNMENT — 2.1%
25,756	iShares 10-20 Year Treasury Bond ETF	2,815,904
28,759	iShares 7-10 Year Treasury Bond ETF	2,821,833
		5,637,737
	INTERNATIONAL — 4.2%
64,053	Invesco S&P International Developed Momentum ETF	2,695,350
53,639	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,752,488
90,507	NYLI FTSE International Equity Currency Neutral ETF	2,501,614
50,389	Schwab Fundamental International Equity ETF	1,883,037
46,832	Vanguard FTSE Developed Markets ETF	2,473,198
		11,305,687

21

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 12.7%
115,059	Fidelity High Dividend ETF	$5,827,738
11,039	Invesco QQQ Trust Series 1	5,387,805
84,827	Schwab Fundamental U.S. Large Co. ETF	6,087,186
51,811	Schwab U.S. Large-Cap Growth ETF	5,397,670
28,136	Vanguard Mega Cap ETF	5,814,023
33,369	Vanguard Value ETF	5,825,226
		34,339,648
	LONG TERM CORPORATE BOND — 1.1%
61,956	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2,823,335

	MID-CAP — 7.1%
128,152	Fidelity Small-Mid Multifactor	5,305,493
52,334	Invesco S&P Midcap 400 Revenue ETF	6,087,491
39,481	Invesco S&P MidCap Momentum ETF	4,750,749
34,909	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,970,113
		19,113,846
	PRECIOUS METALS — 2.4%
120,058	abrdn Physical Silver Shares ETF*	3,571,726
59,402	iShares Gold Trust*	2,952,279
		6,524,005
	SMALL-CAP — 4.4%
47,204	Invesco S&P SmallCap Momentum ETF	3,124,433
91,618	JPMorgan Small & Mid Cap Enhanced Equity ETF	5,585,033
33,401	SPDR S&P 600 Small Cap Growth ETF	3,109,967
		11,819,433
	THEMATIC — 0.7%
48,151	Global X U.S. Infrastructure Development ETF	1,981,895
	Total Exchange-Traded Funds
	(Cost $130,490,955)	151,064,738

	MUTUAL FUNDS — 40.5%
	AGGREGATE BOND — 4.6%
325,153	Allspring Core Plus Bond Fund - Class R6	3,758,773
435,975	DFA Diversified Fixed Income Portfolio - Class Institutional	4,076,370
254,733	Vanguard Core Bond Fund, Admiral Shares	4,702,362
		12,537,505
	BLEND BROAD MARKET — 4.7%
152,018	DFA U.S. Core Equity 1 Portfolio - Class Institutional	6,503,339
229,572	DFA U.S. Vector Equity Portfolio - Class Institutional	6,232,890
		12,736,229

22

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.4%
170,261	DFA U.S. Large Co. Portfolio - Class Institutional	$6,507,373
60,609	Schwab S&P 500 Index Fund	5,406,973
		11,914,346
	BLEND MID CAP — 2.5%
168,499	Vanguard Strategic Equity Fund - Class Investor	6,748,370

	EMERGING MARKET STOCK — 0.8%
24,993	New World Fund, Inc. - Class F-3	2,144,362

	EMERGING MARKETS BOND — 4.2%
525,536	Nuveen Emerging Markets Debt Fund - Class R6	4,629,971
279,776	Vanguard Emerging Markets Bond Fund, Admiral Shares	6,734,197
		11,364,168
	FOREIGN AGGREGATE BOND — 2.1%
500,243	Dodge & Cox Global Bond Fund - Class I	5,637,744

	FOREIGN BLEND — 5.3%
82,901	DFA International Small Co. Portfolio - Class Institutional	1,764,130
356,596	Dimensional Global Equity Portfolio - Class Institutional	12,594,987
		14,359,117
	FOREIGN VALUE — 3.7%
85,850	American Beacon EAM International Small Cap Fund - Class R5	1,597,677
68,066	DFA International Small Cap Value Portfolio - Class Institutional	1,630,859
84,797	DFA International Value Portfolio - Class Institutional	1,874,013
284,625	Dodge & Cox Global Stock Fund - Class I	4,815,851
		9,918,400
	GENERAL CORPORATE BOND — 1.0%
284,851	T Rowe Price Institutional Floating Rate Fund - Class Instutional	2,691,843

	GROWTH BROAD MARKET — 2.5%
101,652	New Perspective Fund - Class R-6	6,719,221

	GROWTH LARGE CAP — 2.0%
83,835	Nuveen Large Cap Growth Index Fund - Class R6	5,409,894

	HIGH YIELD BOND — 1.2%
313,005	American High-Income Trust - Class F-3	3,095,620

23

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.5%
118,979	DFA U.S. Targeted Value Portfolio - Class Institutional	$4,064,332
	Total Mutual Funds
	(Cost $92,325,683)	109,341,151

	MONEY MARKET FUNDS — 3.0%
8,112,699	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	8,112,699
	Money Market Funds
	(Cost $8,112,699)	8,112,699

	TOTAL INVESTMENTS — 99.5%
	(Cost $230,929,337)	268,518,588
	Other Assets in Excess of Liabilities — 0.5%	1,406,455

	TOTAL NET ASSETS — 100.0%	$269,925,043

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

24

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 61.3%
	BROAD BASED — 1.1%
109,655	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	$2,128,612

	BROAD MARKET — 8.5%
75,075	Schwab Fundamental U.S. Broad Market ETF	5,283,028
28,139	Vanguard U.S. Momentum Factor ETF	4,528,972
47,800	Vanguard U.S. Quality Factor ETF	6,829,664
		16,641,664
	CONSUMER STAPLES — 5.5%
104,799	Fidelity MSCI Consumer Staples Index ETF	5,349,989
24,525	Vanguard Consumer Staples ETF	5,358,222
		10,708,211
	CORPORATE — 2.0%
80,472	Franklin Senior Loan ETF	1,953,055
12,108	iShares High Yield Systematic Bond ETF	581,911
12,500	iShares Investment Grade Systematic Bond ETF	580,875
44,836	Principal Active High Yield ETF	875,647
		3,991,488
	EMERGING MARKETS — 2.4%
71,991	Schwab Fundamental Emerging Markets Equity ETF	2,323,150
62,090	SPDR S&P Emerging Markets Dividend ETF	2,338,930
		4,662,080
	GLOBAL — 1.5%
21,200	SPDR Global Dow ETF	2,922,632

	GOVERNMENT — 1.1%
10,171	iShares 10-20 Year Treasury Bond ETF	1,111,995
11,326	iShares 7-10 Year Treasury Bond ETF	1,111,307
		2,223,302
	INTERNATIONAL — 5.0%
57,960	Invesco S&P International Developed Momentum ETF	2,438,957
41,859	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,367,613
78,280	NYLI FTSE International Equity Currency Neutral ETF	2,163,659
43,296	Schwab Fundamental International Equity ETF	1,617,972
40,946	Vanguard FTSE Developed Markets ETF	2,162,358
		9,750,559
	LARGE-CAP — 15.1%
104,737	Fidelity High Dividend ETF	5,304,929
9,599	Invesco QQQ Trust Series 1	4,684,984
68,300	Schwab Fundamental U.S. Large Co. ETF	4,901,208
51,624	Schwab U.S. Large-Cap Growth ETF	5,378,188

25

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
21,625	Vanguard Mega Cap ETF	$4,468,590
28,117	Vanguard Value ETF	4,908,385
		29,646,284
	LONG TERM CORPORATE BOND — 0.6%
24,827	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,131,366

	MID-CAP — 9.2%
94,761	Fidelity Small-Mid Multifactor	3,923,106
54,779	Invesco S&P Midcap 400 Revenue ETF	6,371,893
37,628	Invesco S&P MidCap Momentum ETF	4,527,777
36,750	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,126,749
		17,949,525
	PRECIOUS METALS — 3.4%
124,286	abrdn Physical Silver Shares ETF*	3,697,509
58,699	iShares Gold Trust*	2,917,340
		6,614,849
	SMALL-CAP — 4.8%
41,642	Invesco S&P SmallCap Momentum ETF	2,756,284
64,734	JPMorgan Small & Mid Cap Enhanced Equity ETF	3,946,185
29,466	SPDR S&P 600 Small Cap Growth ETF	2,743,579
		9,446,048
	THEMATIC — 1.1%
50,666	Global X U.S. Infrastructure Development ETF	2,085,412
	Total Exchange-Traded Funds
	(Cost $101,581,173)	119,902,032

	MUTUAL FUNDS — 36.6%
	AGGREGATE BOND — 2.0%
207,909	Vanguard Core Bond Fund, Admiral Shares	3,838,004

	BLEND BROAD MARKET — 4.7%
106,484	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,555,392
173,110	DFA U.S. Vector Equity Portfolio - Class Institutional	4,699,943
		9,255,335
	BLEND LARGE CAP — 3.9%
102,812	DFA U.S. Large Co. Portfolio - Class Institutional	3,929,485
42,163	Schwab S&P 500 Index Fund	3,761,349
		7,690,834
	BLEND MID CAP — 3.0%
146,521	Vanguard Strategic Equity Fund - Class Investor	5,868,163

26

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.8%
18,111	New World Fund, Inc. - Class F-3	$1,553,950

	EMERGING MARKETS BOND — 2.0%
181,558	Nuveen Emerging Markets Debt Fund - Class R6	1,599,530
96,798	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,329,937
		3,929,467
	FOREIGN AGGREGATE BOND — 1.4%
245,124	Dodge & Cox Global Bond Fund - Class I	2,762,546

	FOREIGN BLEND — 5.7%
64,075	DFA International Small Co. Portfolio - Class Institutional	1,363,512
276,691	Dimensional Global Equity Portfolio - Class Institutional	9,772,735
		11,136,247
	FOREIGN VALUE — 4.3%
77,771	American Beacon EAM International Small Cap Fund - Class R5	1,447,310
61,652	DFA International Small Cap Value Portfolio - Class Institutional	1,477,175
73,749	DFA International Value Portfolio - Class Institutional	1,629,851
229,178	Dodge & Cox Global Stock Fund - Class I	3,877,697
		8,432,033
	GROWTH BROAD MARKET — 3.7%
110,495	New Perspective Fund - Class R-6	7,303,693

	GROWTH LARGE CAP — 2.8%
83,531	Nuveen Large Cap Growth Index Fund - Class R6	5,390,244

	HIGH YIELD BOND — 0.3%
59,234	American High-Income Trust - Class F-3	585,820

	VALUE MID CAP — 2.0%
114,954	DFA U.S. Targeted Value Portfolio - Class Institutional	3,926,843
	Total Mutual Funds
	(Cost $58,731,771)	71,673,179

	MONEY MARKET FUNDS — 1.6%
2,923,329	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	2,923,329
216,271	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.77%[1]	216,271
	Money Market Funds
	(Cost $3,139,600)	3,139,600

27

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024

Number of Shares		Value

	TOTAL INVESTMENTS — 99.5%
	(Cost $163,452,544)	$194,714,811
	Other Assets in Excess of Liabilities — 0.5%	959,483
	TOTAL NET ASSETS — 100.0%	$195,674,294

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

28

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$22,083,976	$47,524,308	$28,318,801	$135,179,800	$230,929,337	$163,452,544
Investments, at value	22,866,816	50,499,560	30,666,499	151,515,102	268,518,588	194,714,811
Receivables:
Investment securities sold	466,873	114,790	691,616	1,387,475	2,574,491	1,052,149
Fund shares sold	6,501	18,733	13,360	62,456	107,883	127,044
Dividends and interest	14,979	37,273	3,771	181,561	104,338	153,767
Prepaid expenses	2,091	3,295	1,693	9,907	14,007	11,279
Total assets	23,357,260	50,673,651	31,376,939	153,156,501	271,319,307	196,059,050

Liabilities:
Payables:
Due to custodian	255,802	-	474,537	674,362	1,129,497	-
Investment securities purchased	-	-	-	-	19,861	142,626
Fund shares redeemed	1,453	109	76	44,927	87,379	134,199
Investment advisory fees	4,536	15,683	8,990	47,391	83,736	60,299
Shareholder servicing fees (Note 2)	2,367	1,684	1,291	6,755	6,860	-
Distribution fees (Note 2)	2,493	2,465	853	8,479	8,531	2,788
Fund services fees	7,903	8,719	7,766	15,726	27,782	19,972
Audit and tax fees	16,393	16,490	16,484	16,478	16,484	16,490
Printing fees	-	-	-	980	1,365	-
Other accrued expenses	3,152	4,034	3,374	9,200	12,769	8,382
Total liabilities	294,099	49,184	513,371	824,298	1,394,264	384,756
Net Assets	$23,063,161	$50,624,467	$30,863,568	$152,332,203	$269,925,043	$195,674,294
Components of Net Assets:
Paid-in capital	$24,511,035	$53,296,587	$30,522,592	$142,270,314	$231,112,161	$159,982,103
Distributable earnings (accumulated deficit)	(1,447,874)	(2,672,120)	340,976	10,061,889	38,812,882	35,692,191
Net Assets	$23,063,161	$50,624,467	$30,863,568	$152,332,203	$269,925,043	$195,674,294
Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$12,638,345	$38,241,402	$22,870,726	$116,930,944	$232,928,876	$183,140,239
Shares of beneficial interest issued and outstanding	1,310,598	3,864,259	2,170,636	10,630,472	19,391,228	13,112,535
Net asset value, offering and redemption price per share	$9.64	$9.90	$10.54	$11.00	$12.01	$13.97
Class R4 Shares:
Net assets applicable to shares outstanding	$10,424,816	$12,383,065	$7,992,842	$35,401,259	$36,996,167	$12,534,055
Shares of beneficial interest issued and outstanding	1,062,102	1,246,697	741,032	3,221,347	3,056,476	896,975
Net asset value, offering and redemption price per share	$9.82	$9.93	$10.79	$10.99	$12.10	$13.97

See Notes to Financial Statements

29

Statements of Operations

For the Year Ended September 30, 2024

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$1,140,444	$2,313,421	$1,170,888	$4,781,518	$6,643,099	$3,594,069
Interest	71,410	171,380	83,266	319,447	489,721	254,835
Total investment income	1,211,854	2,484,801	1,254,154	5,100,965	7,132,820	3,848,904

Expenses:
Contractual investment advisory fees (Note 2)	103,824	229,879	132,414	677,891	1,173,973	806,945
Shareholder servicing fees - Service Class (Note 2)	2,491	2,682	2,378	4,376	5,606	4,878
Shareholder servicing fees - Class R4 (Note 2)	15,833	19,788	12,159	54,476	58,499	17,465
Distribution fees - Class R4 (Note 2)	26,389	32,980	20,265	90,793	97,498	29,109
Fund accounting and administration fees (Note 2)	31,478	50,907	35,854	120,167	196,914	140,093
Transfer agent fees and expenses	13,755	14,532	14,032	16,272	17,936	16,579
Custody fees	12,912	21,188	13,000	30,447	33,196	24,701
Audit and tax fees	16,361	16,361	16,361	16,361	16,361	16,361
Legal fees	10,632	23,897	11,242	70,004	120,017	68,177
Filing and registration fees	10,031	11,528	10,076	15,083	18,785	15,788
Trustee fees	3,551	7,880	4,469	22,971	39,417	26,701
Insurance fees	2,207	5,305	2,569	14,571	21,944	13,880
Chief Compliance Officer fees	1,450	3,246	1,842	9,527	16,470	11,188
Printing fees	307	338	366	917	1,510	966
Other expenses	17,668	20,280	18,363	28,206	36,897	29,640
Total expenses	268,889	460,791	295,390	1,172,062	1,855,023	1,222,471
Advisory fee waivers (Note 2)	(39,600)	(35,759)	(25,186)	(105,450)	(182,618)	(125,525)
Net expenses	229,289	425,032	270,204	1,066,612	1,672,405	1,096,946
Net investment income	982,565	2,059,769	983,950	4,034,353	5,460,415	2,751,958

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(259,058)	61,999	230,697	4,381,474	10,798,358	6,381,690
Distributions of long-term realized gains from regulated investment companies	2,430	57,786	67,782	579,896	1,257,092	944,450
Net realized gain (loss)	(256,628)	119,785	298,479	4,961,370	12,055,450	7,326,140
Net change in unrealized appreciation/depreciation on:
Investments	1,480,316	4,245,436	3,082,953	18,328,890	37,399,330	30,971,623
Net change in unrealized appreciation/depreciation	1,480,316	4,245,436	3,082,953	18,328,890	37,399,330	30,971,623
Net realized and unrealized gain	1,223,688	4,365,221	3,381,432	23,290,260	49,454,780	38,297,763

Net Increase in Net Assets from Operations	$2,206,253	$6,424,990	$4,365,382	$27,324,613	$54,915,195	$41,049,721

See Notes to Financial Statements

30

Statements of Changes in Net Assets

For the Year Ended September 30, 2024

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$982,565	$850,725	$2,059,769	$1,944,746	$983,950	$788,761
Net realized gain (loss) on investments	(256,628)	(1,069,206)	119,785	(3,609,483)	298,479	(1,647,646)
Net change in unrealized appreciation/depreciation on investments	1,480,316	749,601	4,245,436	4,446,407	3,082,953	2,700,864
Net increase in net assets resulting from operations	2,206,253	531,120	6,424,990	2,781,670	4,365,382	1,841,979

Distributions to Shareholders:
Distributions:
Service Class	(544,865)	(401,153)	(1,579,547)	(1,315,322)	(719,637)	(519,005)
Class R4	(423,877)	(365,691)	(503,602)	(449,044)	(238,456)	(203,888)
Total distributions to shareholders	(968,742)	(766,844)	(2,083,149)	(1,764,366)	(958,093)	(722,893)

Capital Transactions:
Net proceeds from shares sold:
Service Class	5,550,775	2,487,112	6,664,837	3,462,090	5,964,070	2,767,672
Class R4	2,459,651	1,208,748	812,610	1,552,977	563,466	1,540,572
Reinvestment of distributions:
Service Class	544,865	401,153	1,579,547	1,315,322	719,637	519,005
Class R4	423,878	365,691	503,602	449,044	238,456	203,888
Cost of shares redeemed:
Service Class	(5,172,683)	(2,563,955)	(9,634,439)	(9,856,459)	(4,668,800)	(3,325,146)
Class R4	(3,776,379)	(3,505,618)	(4,967,501)	(2,728,342)	(2,164,411)	(1,659,035)
Net increase (decrease) in net assets from capital transactions	30,107	(1,606,869)	(5,041,344)	(5,805,368)	652,418	46,956

Total increase (decrease) in net assets	1,267,618	(1,842,593)	(699,503)	(4,788,064)	4,059,707	1,166,042

Net Assets:
Beginning of period	21,795,543	23,638,136	51,323,970	56,112,034	26,803,861	25,637,819
End of period	$23,063,161	$21,795,543	$50,624,467	$51,323,970	$30,863,568	$26,803,861
Capital Share Transactions:
Shares sold:
Service Class	592,743	265,976	702,667	372,266	598,632	291,367
Class R4	256,560	126,830	84,222	166,485	54,395	158,208
Shares reinvested:
Service Class	58,373	43,056	166,582	141,755	72,355	54,745
Class R4	44,583	38,573	52,926	48,159	23,461	21,021
Shares redeemed:
Service Class	(548,709)	(273,359)	(1,010,232)	(1,063,063)	(462,666)	(350,746)
Class R4	(396,470)	(367,156)	(522,671)	(293,587)	(211,743)	(170,761)
Net increase (decrease) in capital share transactions	7,080	(166,080)	(526,506)	(627,985)	74,434	3,834

See Notes to Financial Statements

31

Statements of Changes in Net Assets - Continued

For the Year Ended September 30, 2024

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,034,353	$3,889,713	$5,460,415	$5,188,895	$2,751,958	$2,474,749
Net realized gain (loss) on investments	4,961,370	(5,605,502)	12,055,450	(3,403,927)	7,326,140	513,045
Net change in unrealized appreciation/depreciation on investments	18,328,890	16,238,160	37,399,330	28,619,103	30,971,623	18,543,495
Net increase in net assets resulting from operations	27,324,613	14,522,371	54,915,195	30,404,071	41,049,721	21,531,289
Distributions to Shareholders:
Distributions:
Service Class	(3,174,936)	(2,380,308)	(4,722,787)	(3,567,393)	(2,530,354)	(1,904,075)
Class R4	(907,899)	(627,813)	(696,893)	(519,222)	(132,983)	(117,437)
Total distributions to shareholders	(4,082,835)	(3,008,121)	(5,419,680)	(4,086,615)	(2,663,337)	(2,021,512)
Capital Transactions:
Net proceeds from shares sold:
Service Class	12,858,029	12,802,432	20,220,659	22,750,309	24,059,035	25,411,878
Class R4	1,136,295	1,925,365	983,261	2,141,746	664,394	221,168
Reinvestment of distributions:
Service Class	3,174,936	2,380,308	4,722,787	3,567,392	2,530,354	1,904,075
Class R4	907,899	627,813	696,893	519,222	132,983	117,437
Cost of shares redeemed:
Service Class	(26,232,593)	(21,393,396)	(37,250,422)	(32,923,164)	(26,581,770)	(20,925,284)
Class R4	(8,587,509)	(4,389,261)	(11,057,760)	(4,680,818)	(1,234,055)	(4,335,579)
Net increase (decrease) in net assets from capital transactions	(16,742,943)	(8,046,739)	(21,684,582)	(8,625,313)	(429,059)	2,393,695
Total increase (decrease) in net assets	6,498,835	3,467,511	27,810,933	17,692,143	37,957,325	21,903,472
Net Assets:
Beginning of period	145,833,368	142,365,857	242,114,110	224,421,967	157,716,969	135,813,497
End of period	$152,332,203	$145,833,368	$269,925,043	$242,114,110	$195,674,294	$157,716,969
Capital Share Transactions:
Shares sold:
Service Class	1,267,352	1,352,684	1,862,460	2,309,642	1,927,362	2,283,670
Class R4	111,413	204,271	87,240	214,754	53,041	20,453
Shares reinvested:
Service Class	313,995	252,084	437,811	364,474	204,399	170,936
Class R4	90,067	66,594	64,468	52,936	10,829	10,670
Shares redeemed:
Service Class	(2,575,863)	(2,263,097)	(3,368,819)	(3,325,696)	(2,089,853)	(1,842,660)
Class R4	(839,056)	(468,946)	(988,503)	(467,399)	(98,114)	(386,291)
Net increase (decrease) in capital share transactions	(1,632,092)	(856,410)	(1,905,343)	(851,289)	7,664	256,778

See Notes to Financial Statements

32

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.14	$9.26	$10.82	$10.47	$10.39
Income from Investment Operations:
Net investment income[1]	0.41	0.37	0.17	0.15	0.23
Net realized and unrealized gain (loss)	0.51	(0.14)	(1.00)	0.34	0.16
Total from investment operations	0.92	0.23	(0.83)	0.49	0.39
Less Distributions:
From net investment income	(0.42)	(0.35)	(0.23)	(0.12)	(0.31)
From net realized gain	-	-	(0.50)	(0.02)	-
Total distributions	(0.42)	(0.35)	(0.73)	(0.14)	(0.31)
Net asset value, end of period	$9.64	$9.14	$9.26	$10.82	$10.47
Total return	10.26%	2.40%	(8.23)%	4.66%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,638	$11,041	$10,855	$11,613	$7,772
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.99%	0.95%	0.93%	1.10%	1.11%
After fees waived and expenses absorbed[2]	0.82%	0.80%	0.80%	0.82%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	4.43%	3.96%	1.74%	1.51%	2.26%
Portfolio turnover rate	75%[4]	157%[4]	118%[4]	287%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

33

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.29	$9.40	$10.96	$10.61	$10.49
Income from Investment Operations:
Net investment income[1]	0.39	0.34	0.14	0.13	0.21
Net realized and unrealized gain (loss)	0.52	(0.15)	(1.03)	0.33	0.15
Total from investment operations	0.91	0.19	(0.89)	0.46	0.36
Less Distributions:
From net investment income	(0.38)	(0.30)	(0.17)	(0.09)	(0.24)
From net realized gain	-	-	(0.50)	(0.02)	-
Total distributions	(0.38)	(0.30)	(0.67)	(0.11)	(0.24)
Net asset value, end of period	$9.82	$9.29	$9.40	$10.96	$10.61
Total return	9.99%	2.03%	(8.63)%	4.29%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,425	$10,755	$12,783	$12,728	$10,166
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.37%	1.35%	1.33%	1.44%	1.31%
After fees waived and expenses absorbed[2]	1.20%	1.20%	1.20%	1.11%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	4.05%	3.56%	1.34%	1.22%	2.01%
Portfolio turnover rate	75%[4]	157%[4]	118%[4]	287%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

34

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.10	$8.95	$11.51	$10.76	$10.60
Income from Investment Operations:
Net investment income[1]	0.39	0.34	0.23	0.20	0.20
Net realized and unrealized gain (loss)	0.81	0.12	(1.35)	0.74	0.35
Total from investment operations	1.20	0.46	(1.12)	0.94	0.55
Less Distributions:
From net investment income	(0.40)	(0.31)	(0.37)	-	(0.38)
From net realized gain	-	-	(1.07)	(0.19)	(0.01)
Total distributions	(0.40)	(0.31)	(1.44)	(0.19)	(0.39)
Net asset value, end of period	$9.90	$9.10	$8.95	$11.51	$10.76
Total return	13.41%	5.08%	(11.19)%	8.83%	5.36%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,241	$36,429	$40,752	$49,648	$43,116
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.80%	0.75%	0.74%	0.86%	0.94%
After fees waived and expenses absorbed[2]	0.73%	0.68%	0.67%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	4.13%	3.62%	2.26%	1.78%	1.94%
Portfolio turnover rate	52%[4]	148%[4]	117%[4]	296%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

35

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.13	$8.98	$11.51	$10.80	$10.64
Income from Investment Operations:
Net investment income[1]	0.36	0.30	0.19	0.16	0.18
Net realized and unrealized gain (loss)	0.80	0.12	(1.35)	0.74	0.34
Total from investment operations	1.16	0.42	(1.16)	0.90	0.52
Less Distributions:
From net investment income	(0.36)	(0.27)	(0.30)	-	(0.35)
From net realized gain	-	-	(1.07)	(0.19)	(0.01)
Total distributions	(0.36)	(0.27)	(1.37)	(0.19)	(0.36)
Net asset value, end of period	$9.93	$9.13	$8.98	$11.51	$10.80
Total return	12.90%	4.64%	(11.56)%	8.42%	5.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,383	$14,895	$15,360	$17,221	$15,155
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.19%	1.15%	1.14%	1.27%	1.16%
After fees waived and expenses absorbed[2]	1.12%	1.08%	1.07%	1.15%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.74%	3.22%	1.86%	1.37%	1.70%
Portfolio turnover rate	52%[4]	148%[4]	117%[4]	296%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

36

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.38	$8.99	$11.76	$10.64	$10.15
Income from Investment Operations:
Net investment income[1]	0.34	0.29	0.22	0.18	0.17
Net realized and unrealized gain (loss)	1.16	0.36	(1.52)	1.09	0.45
Total from investment operations	1.50	0.65	(1.30)	1.27	0.62
Less Distributions:
From net investment income	(0.34)	(0.26)	(0.33)	(0.15)	(0.13)
From net realized gain	-	-	(1.14)	-	-
Total distributions	(0.34)	(0.26)	(1.47)	(0.15)	(0.13)
Net asset value, end of period	$10.54	$9.38	$8.99	$11.76	$10.64
Total return	16.20%	7.26%	(12.94)%	12.01%	6.20%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,871	$18,409	$17,677	$23,630	$18,658
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.90%	0.88%	0.89%	0.97%	1.09%
After fees waived and expenses absorbed[2]	0.81%	0.80%	0.79%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.45%	3.07%	2.13%	1.56%	1.66%
Portfolio turnover rate	66%[4]	138%[4]	114%[4]	273%	280%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

37

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.59	$9.19	$11.97	$10.80	$10.27
Income from Investment Operations:
Net investment income[1]	0.31	0.26	0.18	0.14	0.15
Net realized and unrealized gain (loss)	1.19	0.37	(1.56)	1.11	0.50
Total from investment operations	1.50	0.63	(1.38)	1.25	0.65
Less Distributions:
From net investment income	(0.30)	(0.23)	(0.26)	(0.08)	(0.12)
From net realized gain	-	-	(1.14)	-	-
Total distributions	(0.30)	(0.23)	(1.40)	(0.08)	(0.12)
Net asset value, end of period	$10.79	$9.59	$9.19	$11.97	$10.80
Total return	15.80%	6.80%	(13.30)%	11.65%	6.39%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,993	$8,395	$7,961	$8,074	$3,907
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.29%	1.28%	1.29%	1.33%	1.33%
After fees waived and expenses absorbed[2]	1.20%	1.20%	1.19%	1.14%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.06%	2.67%	1.73%	1.20%	1.45%
Portfolio turnover rate	66%[4]	138%[4]	114%[4]	273%	280%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

38

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.42	$8.71	$12.70	$11.34	$10.76
Income from Investment Operations:
Net investment income[1]	0.28	0.25	0.26	0.18	0.16
Net realized and unrealized gain (loss)	1.59	0.66	(1.82)	1.60	0.71
Total from investment operations	1.87	0.91	(1.56)	1.78	0.87
Less Distributions:
From net investment income	(0.29)	(0.20)	(0.41)	-	(0.29)
From net realized gain	-	-	(2.02)	(0.42)	-
Total distributions	(0.29)	(0.20)	(2.43)	(0.42)	(0.29)
Net asset value, end of period	$11.00	$9.42	$8.71	$12.70	$11.34
Total return	20.09%	10.43%	(15.72)%	15.98%	8.17%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$116,931	$109,514	$107,043	$147,069	$134,479
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.68%	0.65%	0.67%	0.77%	0.90%
After fees waived and expenses absorbed[2]	0.61%	0.58%	0.60%	0.70%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.77%	2.69%	2.49%	1.41%	1.50%
Portfolio turnover rate	54%[4]	124%[4]	128%[4]	272%	334%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

39

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.41	$8.71	$12.66	$11.34	$10.78
Income from Investment Operations:
Net investment income[1]	0.24	0.22	0.22	0.13	0.13
Net realized and unrealized gain (loss)	1.58	0.64	(1.82)	1.61	0.71
Total from investment operations	1.82	0.86	(1.60)	1.74	0.84
Less Distributions:
From net investment income	(0.24)	(0.16)	(0.33)	-	(0.28)
From net realized gain	-	-	(2.02)	(0.42)	-
Total distributions	(0.24)	(0.16)	(2.35)	(0.42)	(0.28)
Net asset value, end of period	$10.99	$9.41	$8.71	$12.66	$11.34
Total return	19.63%	9.88%	(16.00)%	15.62%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,401	$36,319	$35,323	$45,002	$32,978
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.08%	1.05%	1.07%	1.15%	1.11%
After fees waived and expenses absorbed[2]	1.01%	0.98%	1.00%	1.08%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.38%	2.29%	2.09%	1.03%	1.24%
Portfolio turnover rate	54%[4]	124%[4]	128%[4]	272%	334%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

40

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.93	$8.89	$13.20	$11.72	$10.67
Income from Investment Operations:
Net investment income[1]	0.24	0.21	0.26	0.14	0.13
Net realized and unrealized gain (loss)	2.07	1.00	(2.11)	2.06	1.08
Total from investment operations	2.31	1.21	(1.85)	2.20	1.21
Less Distributions:
From net investment income	(0.23)	(0.17)	(0.38)	(0.07)	(0.16)
From net realized gain	-	-	(2.08)	(0.65)	-
Total distributions	(0.23)	(0.17)	(2.46)	(0.72)	(0.16)
Net asset value, end of period	$12.01	$9.93	$8.89	$13.20	$11.72
Total return	23.57%	13.64%	(17.95)%	19.40%	11.49%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$232,929	$203,166	$187,753	$241,493	$215,221
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.63%	0.65%	0.75%	0.89%
After fees waived and expenses absorbed[2]	0.58%	0.56%	0.58%	0.70%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.15%	2.16%	2.36%	1.11%	1.23%
Portfolio turnover rate	55%[4]	110%[4]	110%[4]	236%	351%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

41

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.00	$8.96	$13.25	$11.78	$10.70
Income from Investment Operations:
Net investment income[1]	0.19	0.17	0.22	0.10	0.11
Net realized and unrealized gain (loss)	2.10	1.00	(2.13)	2.06	1.09
Total from investment operations	2.29	1.17	(1.91)	2.16	1.20
Less Distributions:
From net investment income	(0.19)	(0.13)	(0.30)	(0.04)	(0.12)
From net realized gain	-	-	(2.08)	(0.65)	-
Total distributions	(0.19)	(0.13)	(2.38)	(0.69)	(0.12)
Net asset value, end of period	$12.10	$10.00	$8.96	$13.25	$11.78
Total return	23.10%	13.08%	(18.24)%	18.90%	11.30%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,996	$38,948	$36,669	$44,860	$28,606
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.03%	1.05%	1.13%	1.10%
After fees waived and expenses absorbed[2]	0.98%	0.96%	0.98%	1.08%	1.03%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.76%	1.76%	1.96%	0.73%	1.00%
Portfolio turnover rate	55%[4]	110%[4]	110%[4]	236%	351%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

42

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.26	$9.88	$14.52	$12.18	$11.08
Income from Investment Operations:
Net investment income[1]	0.20	0.18	0.24	0.11	0.11
Net realized and unrealized gain (loss)	2.70	1.35	(2.45)	2.66	1.10
Total from investment operations	2.90	1.53	(2.21)	2.77	1.21
Less Distributions:
From net investment income	(0.19)	(0.15)	(0.33)	(0.11)	(0.05)
From net realized gain	-	-	(2.10)	(0.32)	(0.06)
Total distributions	(0.19)	(0.15)	(2.43)	(0.43)	(0.11)
Net asset value, end of period	$13.97	$11.26	$9.88	$14.52	$12.18
Total return	26.00%	15.47%	(19.05)%	23.12%	11.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$183,140	$147,221	$123,096	$140,726	$105,095
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.66%	0.65%	0.66%	0.77%	0.90%
After fees waived and expenses absorbed[2]	0.59%	0.58%	0.59%	0.72%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.56%	1.59%	1.95%	0.76%	1.01%
Portfolio turnover rate	56%[4]	113%[4]	87%[4]	231%	326%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

43

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.27	$9.89	$14.49	$12.19	$11.09
Income from Investment Operations:
Net investment income[1]	0.15	0.13	0.19	0.06	0.09
Net realized and unrealized gain (loss)	2.69	1.35	(2.45)	2.65	1.10
Total from investment operations	2.84	1.48	(2.26)	2.71	1.19
Less Distributions:
From net investment income	(0.14)	(0.10)	(0.24)	(0.09)	(0.03)
From net realized gain	-	-	(2.10)	(0.32)	(0.06)
Total distributions	(0.14)	(0.10)	(2.34)	(0.41)	(0.09)
Net asset value, end of period	$13.97	$11.27	$9.89	$14.49	$12.19
Total return	25.40%	14.98%	(19.34)%	22.60%	10.74%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,534	$10,496	$12,717	$13,376	$9,624
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.05%	1.06%	1.13%	1.11%
After fees waived and expenses absorbed[2]	0.98%	0.98%	0.99%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.16%	1.19%	1.55%	0.40%	0.79%
Portfolio turnover rate	56%[4]	113%[4]	87%[4]	231%	326%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

44

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

45

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange-traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available or are determined to be unreliable are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures approved by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of underlying securities held by the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

46

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$10,449,635	$-	$-	$10,449,635
Mutual Funds	11,463,881	-	-	11,463,881
Money Market Funds	953,300	-	-	953,300
Total Investments	$22,866,816	$-	$-	$22,866,816

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$23,462,965	$-	$-	$23,462,965
Mutual Funds	24,115,301	-	-	24,115,301
Money Market Funds	2,921,294	-	-	2,921,294
Total Investments	$50,499,560	$-	$-	$50,499,560

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$15,156,245	$-	$-	$15,156,245
Mutual Funds	14,404,953	-	-	14,404,953
Money Market Funds	1,105,301	-	-	1,105,301
Total Investments	$30,666,499	$-	$-	$30,666,499

47

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$83,068,144	$-	$-	$83,068,144
Mutual Funds	63,859,558	-	-	63,859,558
Money Market Funds	4,587,400	-	-	4,587,400
Total Investments	$151,515,102	$-	$-	$151,515,102

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$151,064,738	$-	$-	$151,064,738
Mutual Funds	109,341,151	-	-	109,341,151
Money Market Funds	8,112,699	-	-	8,112,699
Total Investments	$268,518,588	$-	$-	$268,518,588

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$119,902,032	$-	$-	$119,902,032
Mutual Funds	71,673,179	-	-	71,673,179
Money Market Funds	3,139,600	-	-	3,139,600
Total Investments	$194,714,811	$-	$-	$194,714,811

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

48

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute any net capital gains annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution and shareholder service expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

49

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2025.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding either the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2025. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the year ended September 30, 2024, none of the waived expenses have been recouped by the Adviser.

For the year ended September 30, 2024, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$103,824	$(39,600)	$64,224
Conservative	229,879	(35,759)	194,120
Conservative/Moderate	132,414	(25,186)	107,228
Moderate	677,891	(105,450)	572,441
Growth	1,173,973	(182,618)	991,355
Aggressive Growth	806,945	(125,525)	681,420

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of September 30, 2024 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
Very Conservative	$33,164	$33,991	$39,600	$106,755
Conservative	43,865	38,819	35,759	118,443
Conservative/Moderate	31,703	20,501	25,186	77,390
Moderate	120,423	105,251	105,450	331,124
Growth	187,178	173,578	182,618	543,374
Aggressive Growth	108,214	111,110	125,525	344,849

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the year ended September 30, 2024, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

50

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares and Service Class Shares. Under each Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2024, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024 are reported on the Statements of Operations. These services including providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and or the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides CCO services to the Trust, including the provision of a qualified person to service as CCO of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2024, were as follows:

Fund	Purchases	Sales
Very Conservative	$16,269,301	$16,997,901
Conservative	24,958,702	32,319,886
Conservative/Moderate	18,176,540	18,316,788
Moderate	78,700,365	99,447,560
Growth	138,745,059	168,380,035
Aggressive Growth	97,573,461	99,791,451

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows:

	Year ended September 30, 2024
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337
Realized gains	-	-	-	-	-	-
	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337

	Year ended September 30, 2023
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512
Realized gains	-	-	-	-	-	-
	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512

51

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$237,331	$463,930	$229,807	$849,052	$1,137,646	$521,366
Undistributed long-term capital gains	-	-	-	-	1,275,542	4,359,779
Accumulated earnings	$237,331	$463,930	$229,807	$849,052	$2,413,188	$4,881,145
Accumulated capital, other losses, and differences in securities treatments	(2,313,844)	(5,820,857)	(2,059,381)	(6,467,423)	-	-
Unrealized appreciation/(depreciation)	628,639	2,684,807	2,170,550	15,680,260	36,399,694	30,811,046
Total accumulated earnings/(deficit)	$(1,447,874)	$(2,672,120)	$340,976	$10,061,889	$38,812,882	$35,692,191

As of September 30, 2024, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,653,841	$660,003
Conservative	4,021,838	1,799,019
Conservative/Moderate	1,838,423	220,958
Moderate	6,467,423	-
Growth	-	-
Aggressive Growth	-	-

During the year ended September 30, 2024, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds, utilized capital loss carryforwards of $0, $0, $315,692, $4,390,198, $9,695,967 and $2,442,126, respectively.

At September 30, 2024, the cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$22,238,177	$47,814,753	$28,495,949	$135,834,842	$232,118,894	$163,903,765
Tax unrealized appreciation	738,855	2,816,922	2,285,179	16,201,681	37,162,817	31,073,971
Tax unrealized (depreciation)	(110,216)	(132,115)	(114,629)	(521,421)	(763,123)	(262,925)
Net unrealized appreciation/(depreciation)	$628,639	$2,684,807	$2,170,550	$15,680,260	$36,399,694	$30,811,046

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30,2024, these reclassifications were as follows: there are no permanent adjustments affecting the components of net assets.

		Total
	Paid-in-Capital	Distributable
Fund	Capital	Earnings (Loss)
Very Conservative	$(1,549)	$1,549
Conservative	(2,507)	2,507
Conservative/Moderate	(961)	961
Moderate	(4,269)	4,269
Growth	(3,982)	3,982
Aggressive Growth	(72)	72

52

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, for the benefit of its shareholders, CBNA Custodian FBO BPA Omnibus for Qualified Rollovers, held 46.6%, 28.0%,26.5%, and 25.1% of the total shares outstanding for Very Conservative, Conservative, Conservative/Moderate, and Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

The Fund's placement agent, UMB Distribution Services, LLC, will be acquired by Foreside Financial Group, LLC doing business as ACA Group, in a transaction expected to close on December 6, 2024. The Fund's Board of Trustee's approved continuing to use UMB Distribution Services, LLC, as the Fund's placement agent following a change in control transaction expected to close in December 2024. Following the closing of this transaction, UMB Distribution Services, LLC will change its name to Distribution Services, LLC.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, and The E-Valuator Aggressive Growth (85%-99%) RMS Fund and Board of Trustees of E-Valuator Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%- 30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Funds”), each a series of E-Valuator Funds Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio November 29, 2024

C O H E N & C O M P A N Y , L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

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E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends of 20.05%, 40.86%, 0.00%, 0.00%, 0.00% and 100.00%, respectively, as qualified dividend income paid during the year ended September 30, 2024.

Long-Term Capital Gains Designation

For the year ended September 30, 2024, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designates $0, $0, $0, $0, $0 and $0, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

Privacy Notice

The following is a description of the Funds’ polices regarding the disclosure of nonpublic person information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer, or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise prove services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply wit federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this report.

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E-Valuator Funds

Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds' investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds' past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds' prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds' Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2024 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for E-Valuator Funds

The Board of Trustees (the “Board” or the “Trustees”) of E-Valuator Funds Trust (the “Trust”), met in person on May 16, 2024 (the “Meeting”), to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between Systelligence, LLC (“Systelligence” or the “Adviser”) and the Trust, on behalf of The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative Fund”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative Fund”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate Fund”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate Fund”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth Fund”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth Fund”) (each a “Fund” and collectively, the “Funds”). In advance of the Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, requested and received materials to assist them in considering the renewal of the Agreement.

In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Agreement, a memorandum prepared by the Independent Trustees’ legal counsel discussing the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information (including comparative data provided by an independent service) relating to each Fund’s performance, management fee and expenses, the Adviser’s Form ADV Part 1A, select financial information of the Adviser, including a profitability analysis prepared by Systelligence, trading information and other comparative performance and fee information. The Independent Trustees also considered information periodically throughout the year that was relevant to the consideration of the Agreement. In addition, the Independent Trustees met in executive session with their legal counsel on May 9, 2024 to review and discuss the information provided to them and their duties and responsibilities in connection with the renewal of the Agreement, and on May 16, 2024 to review supplemental materials provided by the Adviser and meet with representatives of Systelligence to discuss the materials. Based on their evaluation of information provided by Systelligence, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Agreement for an additional term of one year.

In considering the renewal of the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board considered the nature, extent and quality of the services provided by Systelligence to the Funds. The Board discussed the experience and resources of Systelligence, as well as the depth and qualifications of the professional personnel of the Adviser, including the Funds’ sole portfolio manager, Kevin R. Miller. The Board noted that Mr. Miller has over 30 years of experience working with clients in proper fund selection and asset allocation based on client suitability. The Board also considered Mr. Miller’s experience in managing risk-based portfolios for clients for the past 20 years through collective investment trusts, which were ultimately converted into open-end mutual funds (i.e., each Fund’s corresponding predecessor fund, also managed by Systelligence) in 2016. The Board considered the other services provided by Systelligence, including compliance support (including the engagement of an outsourced Chief Compliance Officer), oversight of the Funds’ other service providers, trading, research, and risk management. The Trustees noted during the course of the prior year they had met with representatives of Systelligence to discuss the Funds’ performance and outlook, along with the marketing and sales and compliance efforts made by Systelligence throughout the year. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Funds were appropriate and that the Funds benefited from services provided under the Agreement.

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Investment Performance of the Funds and Systelligence

In assessing the quality of the portfolio management services delivered by Systelligence, the Trustees compared the short-term and long-term performance of each Fund on an absolute basis, in comparison to a benchmark index, and in comparison to a custom universe (each, a “Universe”) and a custom peer group (each, a “Peer Group”), as constructed using data from Morningstar, Inc. In evaluating each Fund’s performance, the Trustees primarily considered each Universe for performance comparison purposes, as recommended by FUSE Research Network, LLC (“FUSE”), the Funds’ third-party 15(c) report provider. The Board also compared each Fund’s performance against its primary benchmark. The Trustees further noted that certain time periods considered as part of the long-term performance of each Fund include the performance data of the corresponding predecessor fund managed by the Adviser. The Board also considered Fund performance as of March 31, 2024.

E-Valuator Very Conservative (0%-15%) RMS Fund. The Trustees noted the Very Conservative Fund’s performance for the five-year period ended December 31, 2023 was in the top half (45%) of the Fund’s Universe. They also observed that the Very Conservative Fund’s performance for the three-year period then ended was in the bottom half (64%) of the Fund’s Universe. They also observed the Very Conservative Fund’s performance for the one-year period then ended was in the bottom quarter (79%) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Conservative (15%-30%) RMS Fund. The Trustees noted the Conservative Fund’s performance for the five-year period ended December 31, 2023 was in the top quarter (18%) of the Fund’s Universe. They also observed that the Conservative Fund’s performance for the three-year period then ended was in the bottom half (67%) of the Fund’s Universe. They also observed that the Conservative Fund’s performance for the one-year period then ended was in the bottom quarter (77%) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Conservative/Moderate (30%-50%) RMS Fund. The Trustees noted the Conservative/Moderate Fund’s performance for the five-year period ended December 31, 2023 was in the top half (45%) of the Fund’s Universe. They also observed that the Conversative/Moderate Fund’s performance for the one-year and three-year periods then ended was in the bottom quarter (87% for both) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Moderate (50%-70%) RMS Fund. The Trustees noted the Moderate Fund’s performance for the one-year and five-year periods ended December 31, 2023 was in the bottom half (74% and 57%, respectively) of the Fund’s Universe. They also observed that the Moderate Fund’s performance for the three-year period then ended was in the bottom quarter (85%) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Growth (70%-85%) RMS Fund. The Trustees noted the Growth Fund’s performance for the one-year and five-year periods ended December 31, 2023 was in the bottom half (65% and 54%, respectively) of the Fund’s Universe. They also observed that the Growth Fund’s performance for the three-year period then ended was in the bottom quarter (86%) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

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E-Valuator Aggressive Growth (85%-99%) RMS Fund. The Trustees noted the Aggressive Growth Fund’s performance for the one-year, three-year and five-year periods ended December 31, 2023 was in the bottom quarter (83%, 88% and 77%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

The Board considered that, while certain Funds experienced periods of comparative underperformance, the Funds generally have a strong track record of positive absolute performance. The Trustees determined that the Funds have performed as expected in recent market conditions. The Trustees concluded, within the context of their full deliberations, that the investment results that Systelligence had been able to achieve for the Funds were sufficient to support the continuation of the Agreement. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Adviser would continue to provide a high level of services to the Funds.

Cost of Services Provided and Profitability

The Board examined the fee and expense information for the Funds, including a comparison of such information to other mutual funds in the applicable Universe and Peer Group. In evaluating each Fund’s net advisory fee and total net expenses (inclusive and exclusive of acquired fund fees and expenses (“AFFE”)), the Trustees primarily considered each Fund’s Peer Group for fee and expense comparison purposes, as recommended by FUSE.

The Trustee’s noted the net advisory fee ranked in the top half for the Very Conservative, Conservative, Growth and Aggressive Growth Funds (50%, 50%, 50% and 44%, respectively) of the Funds’ Peer Group. They also observed the net advisory fee ranked in the bottom half for the Conversative/Moderate and Moderate Funds (60% and 75%, respectively) of the Funds’ Peer Group. The Trustees noted that the total net expense (exclusive of AFFE) for Service Class shares ranked in top half for the Very Conservative and Conservative/Moderate Funds (30% for both) of the Funds’ Peer Group. They also observed that the total net expense (exclusive of AFFE) for Service Class shares ranked in the top quarter for the Conservative, Moderate, Growth and Aggressive Growth Funds (20%, 25%, 13% and 1%, respectively) of the Funds’ Peer Group. The Trustees noted that the total net expense (inclusive of AFFE) for Service Class shares ranked in the top half for the Conservative/Moderate Fund (30%) of the Fund’s Peer Group. They also observed that the total net expense (inclusive of AFFE) for Service Class shares ranked in the top quarter for the Very Conservative, Conservative, Moderate, Growth and Aggressive Growth Funds (10%, 10%, 17%, 1% and 1%, respectively) of the Funds’ Peer Group.

The Board also considered the fact that the advisory fee for each Fund was 0.45% of a Fund’s average daily assets, but the Adviser has contractually agreed to waive its management fee to 0.38% through at least January 31, 2025. The Board also noted that the Adviser has contractually agreed to cap each Fund’s total expenses at 0.80% of a Fund’s average daily net assets. Finally, the Trustees noted that the Adviser’s fee structure is generally competitive with other comparably managed, true open architecture funds. Based on their review of the industry data, the Trustees found that each Fund’s advisory fee and net expense ratios are competitive as they relate to the applicable Peer Group.

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The Trustees considered the overall profitability of the Funds to Systelligence for the period ended December 31, 2023. The Board also considered the profitability of each Fund before and after any distribution costs borne by Systelligence. The Trustees considered information about the financial condition of the Adviser and determined that the Adviser had sufficient resources to provide the contracted services to the Funds. The Board concluded that the Adviser’s current level of profitability for each Fund was reasonable.

Extent of Economies of Scale as the Funds Grow

The Trustees evaluated each Fund’s asset levels and discussed the potential for economies of scale. The Board considered each Fund’s fee structure and the fact that the Funds had not yet experienced significant increases in asset levels and discussed whether breakpoint reductions would be appropriate at this time. The Trustees noted that while the Funds’ fee structures do not currently contain any breakpoint reductions, the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Board concluded that the current fee structure for each Fund was reasonable and reflected a sharing of economies of scale between Systelligence and each Fund, particularly in light of the expense limitation and fee waiver agreement between Systelligence and each Fund and each Fund’s current asset size.

Benefits Derived from the Relationship with the Funds

The Board considered the direct and indirect benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee), including greater name recognition. The Trustees concluded that other benefits that may be realized by the Adviser from its relationship with the Funds were appropriate.

CONCLUSIONS

The Trustees considered each of the above factors, as well as other factors relevant to their consideration of the Agreement. The Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances and concluded that the Funds and their shareholders would benefit from Systelligence’s continued management. Based on this review, the Trustees, including a majority of the Independent Trustees, unanimously approved the renewal of the Agreement with Systelligence, on behalf of the Funds, as being in the best interests of the Funds and their shareholders for an additional one-year term.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2. is attached herewith.

(a) (2)	Not applicable to open-end management investment companies.

(a) (3)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Not applicable to open-end management investment companies.

(a) (5)	Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R.. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)
December 9, 2024

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)
December 9, 2024

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